SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Nov. 30, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

a.	General:

1.
Oramed Pharmaceuticals Inc. (the "Company") was incorporated on April 12, 2002, under the laws of the State of Nevada. From incorporation until March 3, 2006, the Company was an exploration stage company engaged in the acquisition and exploration of mineral properties. On February 17, 2006, the Company entered into an agreement with Hadasit Medical Services and Development Ltd (the "First Agreement") to acquire the provisional patent related to orally ingestible insulin pill to be used for the treatment of individuals with diabetes. The Company has been in the development stage since its formation and has not yet realized any revenues from its planned operations.

On May 14, 2007, the Company incorporated a wholly-owned subsidiary in Israel, Oramed Ltd., which is engaged in research and development. Unless the context indicates otherwise, the term "Group" refers to Oramed Pharmaceuticals Inc. and its Israeli subsidiary, Oramed Ltd (the "Subsidiary").

On March 11, 2011, the Company was reincorporated from the State of Nevada to the State of Delaware.

The Group is engaged in research and development in the biotechnology field and is considered a development stage company in accordance with ASC Topic 915 "Development Stage Entities".

The accompanying unaudited interim consolidated financial statements as of November 30, 2011, have been prepared in accordance with accounting principles generally accepted in the United States relating to the preparation of financial statements for interim periods. Accordingly, they do not include all the information and footnotes required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair statement  have been included. The accounting principles applied in the preparation of the interim statements are consistent with those applied in the preparation of the annual financial statements; however,- the interim statements do not include all the information and explanations required for the annual financial statements. The condensed consolidated balance sheet data as of August 31, 2011 was derived from the Company's audited financial statements, but does not include all disclosures required by generally accepted accounting principles. For additional information, including the Company's significant accounting policies, refer to the consolidated financial statements and related footnotes in the Company's fiscal 2011 Annual Report on Form 10-K. Operating results for the three months ended November 30, 2011, are not necessarily indicative of the results that may be expected for the year ending August 31, 2012.

2.	Going concern considerations

The accompanying unaudited interim consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has net losses for the period from inception (April 12, 2002) through November 30, 2011 of $15,025,802 as well as negative cash flow from operating activities. Presently, the Company does not have sufficient cash resources to meet its requirements in the twelve months following November 30, 2011. These factors raise substantial doubt about the Company's ability to continue as a going concern. Management is in the process of evaluating various financing alternatives as the Company will need to finance future research and development activities and general and administrative expenses through fund raising  in the public or private equity markets. Although there is no assurance that the Company will be successful with those initiatives, management believes that it will be able to secure the necessary financing as a result of ongoing financing discussions with third party investors and existing shareholders, as well as on going funding from the Office of the Chief Scientist of the Ministry of Industry, Trade and Labor of Israel ("OCS").

These consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.

b.	Newly issued and recently adopted Accounting Pronouncements

1.
In May 2011, the FASB issued an accounting update that amends ASC 820 - "Fair Value Measurement" regarding fair value measurements and disclosure requirements. The amendments are effective during interim and annual periods beginning after December 15, 2011 and are to be applied prospectively. The accounting update will be applicable to the Company beginning in the third quarter of fiscal year 2012.

2.
In June 2011, the FASB issued an update to Accounting Standards Codification (ASC) No. 220, "Presentation of Comprehensive Income," which eliminates the option to present other comprehensive income and its components in the statement of shareholders' equity. The Company can elect to present the items of net income and other comprehensive income in a single continuous statement of comprehensive income or in two separate, but consecutive, statements. Under either method the statement would need to be presented with equal prominence as the other primary financial statements. The amended guidance, which must be applied retroactively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with earlier adoption permitted. In December 2011, the FASB issued another update on the topic, which deferred the effective date pertaining only to the presentation of reclassification adjustments on the face of the financial statements.